Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2021

Shares	COMMON STOCKS - 98.28%	Value
	Administrative and Support Services - 1.25%
12,548	Hudson Global, Inc. (a)	199,262
		199,262
	Aerospace & Defense - 0.99%
40,000	CPI Aerostructures, Inc. (a)	156,800
		156,800
	Auto Parts & Equipment - 1.04%
20,000	Commercial Vehicle Group, Inc. (a)	165,600
		165,600
	Biotechnology - 0.64%
9,500	Opiant Pharmaceuticals, Inc. (a)	101,460
		101,460
	Building Materials - 1.92%
45,000	Tecnoglass, Inc. (d)	305,550
		305,550
	Business Services - 17.74%
10,000	BG Staffing, Inc.	126,200
90,000	CynergisTek, Inc. (a)	189,000
60,000	DLH Holdings Corp. (a)	621,600
63,138	Information Services Group, Inc. (a)	222,877
17,500	Intrusion, Inc. (a)	362,250
15,000	Issuer Direct Corp. (a)	293,550
60,000	Medicine Man Technologies, Inc. (a)	143,400
100,000	Support.com, Inc. (a)	211,000
11,000	Transcat, Inc. (a)	402,270
25,000	USA Technologies, Inc. (a)	248,000
		2,820,147
	Chemical & Related Products - 2.70%
32,560	Northern Technologies International Corp.	429,792
		429,792
	Computer & Electronic Product Manufacturing - 4.15%
50,000	PC-Tel, Inc.	368,000
700,000	Singing Machine Co., Inc. (a)(b)	290,500
		658,500
	Computer and Electronic Product Manufacturing - 9.10%
13,000	Airgain, Inc. (a)	296,660
45,000	Luna Innovations, Inc. (a)	478,350
65,000	One Stop Systems, Inc. (a)	243,750
30,000	Orbital Energy Group, Inc. (a)	233,400
21,000	TransAct Technologies, Inc. (a)	194,250
		1,446,410
	Computers & Electronics - 1.63%
10,000	Napco Security Technologies, Inc. (a)	259,200
		259,200
	Construction & Engineering - 1.21%
15,000	Gencor Industries, Inc. (a)	192,150
		192,150
	Consumer Goods - 3.84%
25,000	Jerash Holdings US, Inc.	139,500
12,000	Natural Alternatives International, Inc. (a)	172,440
10,000	Turtle Beach Corp. (a)	299,000
		610,940
	Consumer Services - 0.94%
60,000	DHI Group, Inc. (a)	150,000
		150,000
	Diversified Financials - 0.86%
20,000	Safeguard Scientifics, Inc. (a)	136,600
		136,600
	Electronic Equipment & Instruments - 2.81%
31,000	Identiv, Inc. (a)	250,480
30,000	Iteris, Inc. (a)	195,300
		445,780

	Environmental Services - 2.22%
140,000	Quest Resource Holding Corp. (a)	352,800
		352,800
	Financial Holding Company - 0.67%
36,759	CCUR Holdings, Inc.	106,601
		106,601
	Financial Services - 2.63%
17,500	Hennessy Advisors, Inc.	149,975
17,500	Silvercrest Asset Management Group, Inc. - Class A	267,925
		417,900
	Health Care - 0.45%
60,000	Rockwell Medical Technologies, Inc. (a)	72,000
		72,000
	Healthcare Services - 1.04%
30,000	Trxade Group, Inc. (a)	165,600
		165,600
	Leisure - 4.29%
30,000	Century Casinos, Inc. (a)	208,500
250,000	Galaxy Gaming, Inc. (a)	472,500
		681,000
	Machinery Manufacturing - 0.87%
5,000	GrahamCorp.	73,800
50,000	TechPrecision Corp. (a)	64,000
		137,800
	Medical Supplies & Services - 4.58%
25,000	Biomerica, Inc. (a)	170,000
58,424	Check Cap, Ltd. - ADR (a)(d)	89,389
7,500	Lakeland Industries, Inc. (a)	208,500
25,000	Sensus Healthcare, Inc. (a)	92,000
16,211	Taylor Devices, Inc. (a)	168,756
		728,645
	Merchant Wholesalers, Nondurable Goods - 1.15%
60,000	NewAge, Inc. (a)	183,000
		183,000
	Miscellaneous Manufacturing - 1.50%
22,500	Myomo, Inc. (a)	238,500
		238,500

	Oil & Gas Services - 0.92%
140,010	Profire Energy, Inc. (a)	145,610
		145,610
	Pharmaceuticals - 3.24%
55,000	ImmuCell Corp. (a)	514,250
		514,250
	Primary Metal Manufacturing - 0.98%
24,000	Ampco-Pittsburgh Corp. (a)	155,520
		155,520
	Professional, Scientific, and Technical Services - 2.28%
25,000	Perion Network Ltd. (a)(d)	363,000
		363,000
	Real Estate - 3.57%
15,000	Fathom Holdings, Inc. (a)	566,850
		566,850
	Real Estate Investment Trusts - 1.63%
25,495	Global Self Storage, Inc.	103,000
35,000	Sachem Capital Corp.	156,804
		259,804
	Semiconductor Related Products - 3.83%
25,000	AXT, Inc. (a)	258,250
14,000	DSP Group, Inc. (a)	225,820
16,252	inTEST Corp. (a)	124,328
		608,398
	Software - 2.58%
30,000	Asure Software, Inc. (a)	245,400
40,000	NetSol Technologies, Inc. (a)	164,800
		410,200
	Specialty Manufacturing - 5.21%
45,000	Data I/O Corp. (a)	232,200
17,500	GSI Technology, Inc. (a)	125,650
20,000	Gulf Island Fabrication, Inc. (a)	68,000
70,000	MIND Technology, Inc. (a)	149,800
5,500	UFP Technologies, Inc. (a)	253,055
		828,705
	Telecommunications - 1.80%
172,383	Mobivity Holdings Corp. (a)	286,156
		286,156
	Utilities - 2.02%
20,000	Global Water Resources, Inc.	321,400
		321,400

	TOTAL COMMON STOCKS (Cost $10,690,286)	15,621,930

Contracts	WARRANTS - 0.09%	Value
	Medical Supplies & Services - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)	0

	Primary Metal Manufacturing - 0.09%
15,000	Ampco-Pittsburgh Corp.
	Expiration: 08/01/2025, Exercise Price $5.75 (a)	13,500

	TOTAL WARRANTS (Cost: $85,000)	13,500

Shares	SHORT-TERM INVESTMENTS - 1.83%	Value
	Money Market Funds - 1.83%
290,957	First American Government Obligations Fund, Class X, 0.036% (c)	290,957
	TOTAL SHORT-TERM INVESTMENTS (Cost $290,957)	290,957

	Total Investments (Cost $11,066,243) - 100.20%	15,926,387
	Liabilities in Excess of Other Assets - (0.20)%	(31,570)
	TOTAL NET ASSETS - 100.00%	$15,894,817

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of market value or 0% of net assets. This security was classified as Level 2 and is deemed to be illiquid.

(c)	The rate shown is the seven-day yield as of January 31, 2021.
(d)	Foreign issued security.